Right-of-use assets (Tables)	12 Months Ended
Sep. 30, 2022
Right-Of-Use Assets [Abstract]
Disclosure of quantitative information about right-of-use assets

	Properties	Motor vehicles and others	Computer equipment	Total
	$	$	$	$
Cost
As at September 30, 2021	1,080,867	174,354	39,093	1,294,314
Additions	90,830	25,554	3,683	120,067
Additions - business acquisitions (Note 26a)	21,622	492	—	22,114
Change in estimates and lease modifications	(7,946)	—	—	(7,946)
Disposals/retirements	(88,546)	(11,704)	—	(100,250)
Foreign currency translation adjustment	(47,382)	(8,532)	(2,087)	(58,001)
As at September 30, 2022	1,049,445	180,164	40,689	1,270,298
Accumulated depreciation
As at September 30, 2021	606,558	67,975	33,574	708,107
Depreciation expense (Note 24)	103,489	33,260	4,546	141,295
Impairment (Note 24)	3,858	—	—	3,858
Disposals/retirements	(74,973)	(7,749)	—	(82,722)
Foreign currency translation adjustment	(28,925)	(4,563)	(1,873)	(35,361)
As at September 30, 2022	610,007	88,923	36,247	735,177
Net carrying amount as at September 30, 2022	439,438	91,241	4,442	535,121

	Properties	Motor vehicles and others	Computer equipment	Total
	$	$	$	$
Cost
As at September 30, 2020	1,124,258	233,976	40,965	1,399,199
Additions	60,318	21,955	828	83,101
Additions - business acquisitions (Note 26b)	4,982	—	—	4,982
Change in estimates and lease modifications	33,774	—	—	33,774
Disposals/retirements	(99,373)	(73,190)	(2,183)	(174,746)
Foreign currency translation adjustment	(43,092)	(8,387)	(517)	(51,996)
As at September 30, 2021	1,080,867	174,354	39,093	1,294,314
Accumulated depreciation
As at September 30, 2020	605,155	97,573	29,606	732,334
Depreciation expense (Note 24)	111,899	41,766	6,575	160,240
Impairment (Note 24)	1,467	—	—	1,467
Disposals/retirements	(87,557)	(67,464)	(2,183)	(157,204)
Foreign currency translation adjustment	(24,406)	(3,900)	(424)	(28,730)
As at September 30, 2021	606,558	67,975	33,574	708,107
Net carrying amount as at September 30, 2021	474,309	106,379	5,519	586,207